Derivative Instruments (Details 4) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Offsetting of Derivative Assets
Gross Amount of Recognized Assets	$ 16,665,824	$ 35,847,490
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(5,297,579)	(10,337,372)
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	11,368,245	25,510,118
Futures Contracts
Offsetting of Derivative Assets
Gross Amount of Recognized Assets	15,469,004	33,234,813
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(3,919,537)	(8,568,395)
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	11,549,467	24,666,418
Forward Contracts
Offsetting of Derivative Assets
Gross Amount of Recognized Assets	1,196,820	2,497,049
Gross Amounts Offset in the Consolidated Statement of Financial Condition	(1,378,042)	(1,761,431)
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition	(181,222)	735,618
Options on Futures and Forward Contracts
Offsetting of Derivative Assets
Gross Amount of Recognized Assets		115,628
Gross Amounts Offset in the Consolidated Statement of Financial Condition		(7,546)
Net Amount of Unrealized Gain Presented in the Consolidated Statement of Financial Condition		$ 108,082